Income taxes - Effective tax rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Federal tax benefit at statutory rate	(21.00%)	(21.00%)
State tax, net of federal benefit	(10.20%)	(13.50%)
Permanent differences	4.30%	(1.00%)
Research and development	(2.20%)	(3.50%)
Change in valuation allowance	29.10%	39.00%